Stockholders' Equity - Summary of Stock Option Activity (Details) - USD ($)	6 Months Ended	12 Months Ended
	Jun. 30, 2019	Dec. 31, 2018	Dec. 31, 2017
Equity [Abstract]
Number of Shares Options Outstanding, Beginning Balance	300,000	750,000	450,000
Number of Options, Granted			300,000
Number of Options, Forfeited		(450,000)
Number of Options, Exercised
Number of Shares Options Outstanding, Ending Balance	300,000	300,000	750,000
Number of Shares Options, Exercisable	300,000	300,000
Weighted Average Exercise Price Outstanding, Beginning Balance	$ 8.00	$ 3.80	$ 1.00
Weighted Average Exercise Price, Granted			8.00
Weighted Average Exercise Price, Forfeited		1.00
Weighted Average Exercise Price, Exercised
Weighted Average Exercise Price Outstanding, Ending Balance	8.00	8.00	$ 3.80
Weighted Average Exercise Price, Exercisable Ending Balance	$ 8.00	$ 8.00
Weighted Average Remaining Contractual Life Outstanding, Beginning	2 years	1 year 9 months 18 days	2 years
Weighted Average Remaining Contractual Life Outstanding, Ending	1 year 6 months	2 years	1 year 9 months 18 days
Weighted Average Remaining Contractual Life, Exercisable	1 year 6 months	2 years
Aggregate Intrinsic Value Outstanding, Beginning Balance		$ 3,150,000
Aggregate Intrinsic Value Outstanding, Ending Balance			$ 3,150,000
Aggregate Intrinsic Value Outstanding, Exercisable Ending